Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies [Line Items]
Research and Development Expense	$ 8,820,204	$ 8,739,420	$ 11,795,376
Unrecognized Tax Benefits	0	0
General and administrative expenses
Summary of Significant Accounting Policies [Line Items]
Depreciation	5,013	15,412	35,473
Research and development expenses
Summary of Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 3,372,093	7,907,213	3,794,094
Patents
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	22 years
Amortization of Intangible Assets	$ 3,894	$ 3,793	$ 3,895